UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2017 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares India Portfolio (PIN)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 6.7%
8,189	Bosch, Ltd.	$3,086,369
142,273	Mahindra & Mahindra, Ltd.	3,112,203
74,516	Maruti Suzuki India, Ltd.	9,002,205
558,361	Tata Motors, Ltd. (b)	3,869,719

		19,070,496

	Consumer Staples - 7.0%
154,290	Avenue Supermarts, Ltd. (b)	2,211,968
775,632	Hindustan Unilever, Ltd.	13,973,799
436,659	ITC, Ltd.	1,941,615
16,764	Nestlé India, Ltd.	1,768,391

		19,895,773

	Energy - 23.2%
896,743	Bharat Petroleum Corp., Ltd.	6,586,005
1,671,245	Coal India, Ltd.	6,489,462
590,245	Hindustan Petroleum Corp., Ltd.	3,525,760
1,481,929	Indian Oil Corp., Ltd.	8,492,916
3,697,567	Oil & Natural Gas Corp., Ltd.	9,763,923
1,221,708	Reliance Industries, Ltd.	30,760,161

		65,618,227

	Financials - 18.7%
1,009,519	Axis Bank, Ltd.	8,179,856
88,144	Bajaj Finance, Ltd.	2,340,064
40,071	Bajaj Finserv, Ltd.	3,118,075
604,001	Housing Development Finance Corp., Ltd.	16,846,262
1,329,193	ICICI Bank, Ltd.	6,269,773
350,116	ICICI Prudential Life Insurance Co., Ltd.	2,504,795
288,284	IIFL Holdings, Ltd.	2,688,202
1,051,566	State Bank of India	5,122,494
211,897	Yes Bank, Ltd.	5,976,932

		53,046,453

	Health Care - 7.4%
279,482	Aurobindo Pharma, Ltd.	3,130,660
267,814	Cipla, Ltd.	2,338,265
44,380	Dr. Reddy’s Laboratories, Ltd.	1,648,704
125,323	Lupin, Ltd.	2,016,069
61,457	Piramal Enterprises, Ltd.	2,828,500
1,070,604	Sun Pharmaceutical Industries, Ltd.	8,872,572

		20,834,770

	Industrials - 4.6%
505,156	Adani Ports & Special Economic Zone, Ltd.	3,117,496
628,815	Bharat Electronics, Ltd.	1,752,120
7,261	Eicher Motors, Ltd.	3,404,760
120,670	Larsen & Toubro, Ltd.	2,245,848

Number of Shares		Value
	India (Continued)
	Industrials - 4.6% (continued)
110,836	Siemens, Ltd.	$2,514,105

		13,034,329

	Information Technology - 16.6%
411,399	HCL Technologies, Ltd.	5,726,126
1,853,424	Infosys, Ltd.	29,215,056
184,304	Tata Consultancy Services, Ltd.	7,158,843
1,053,743	Wipro, Ltd.	4,738,055

		46,838,080

	Materials - 10.4%
680,636	Ambuja Cements, Ltd.	2,791,986
174,687	Asian Paints, Ltd.	3,163,366
1,500,267	Hindustan Zinc, Ltd.	6,616,013
1,199,188	JSW Steel, Ltd.	4,135,856
994,572	NMDC, Ltd.	1,965,075
30,862	UltraTech Cement, Ltd.	1,951,701
278,523	UPL, Ltd.	3,808,288
1,132,591	Vedanta, Ltd.	4,940,755

		29,373,040

	Telecommunication Services - 3.7%
1,293,242	Bharti Airtel, Ltd.	8,445,724
1,317,994	Idea Cellular, Ltd.	1,899,394

		10,345,118

	Utilities - 1.6%
1,749,653	NTPC, Ltd.	4,478,370

	Total Common Stocks
	(Cost $163,748,770)	282,534,656

Principal Amount
	Short-Term Instruments - 0.1%
	Time Deposits - 0.1%
$390,060	Citibank NA
	0.59%, 8/01/17 (Cost $390,060)	390,060

	Total Investments-100.0%
	(Cost $164,138,830) (c)	282,924,716
	Other assets, less liabilities-0.0%	5,805

	Net Assets-100.0%	$282,930,521

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $201,979,116. The net unrealized appreciation was $80,945,600 which consisted of aggregate gross unrealized appreciation of $133,936,588 and aggregate gross unrealized depreciation of $52,990,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2017, all securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: September 27, 2017

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date: September 27, 2017